Cash and Cash Equivalents Disclosure	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH, CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents are comprised of the following:

	06-30-2012	12-31-2011
Total cash and cash equivalents	4,555	4,900
Short term investments	3,513	1,572
Total cash and short term investments	8,068	6,472

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value.